Deposits, Prepayments and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deposits, Prepayments and Other Current Assets

	As of March 31,
	2024	2023
	USD	USD

Deposits	474	231
Prepayments	9,615	20,590
Other receivables	10,836	17,959
Less: amount classified as non-current assets	-	-
Amount classified as current assets	20,925	38,780